Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Mar. 03, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 20, 2026
Subsequent Event [Line Items]
Common shares repurchased (in shares)		15,184,976	6,570,003	0
Cost of shares repurchased, inclusive of commissions		$ 261.4	$ 105.5	$ 0.0
Weighted average price per share, inclusive of commissions (in dollars per share)		$ 17.22	$ 16.06	$ 0
Unutilized amount of the share repurchase authorization		$ 49.4
CVC Falcon Holdings Limited
Subsequent Event [Line Items]
Common shares repurchased (in shares)		7,185,178
Cost of shares repurchased, inclusive of commissions		$ 125.0
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 217.7				$ 400.0
Common shares repurchased (in shares)	10,561,467
Cost of shares repurchased, inclusive of commissions	$ 200.8
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 19.01
Subsequent Event | Fidelis MGU
Subsequent Event [Line Items]
Common shares repurchased (in shares)	942,014
Cost of shares repurchased, inclusive of commissions	$ 17.9
Subsequent Event | CVC Falcon Holdings Limited
Subsequent Event [Line Items]
Common shares repurchased (in shares)	8,597,170
Cost of shares repurchased, inclusive of commissions	$ 163.3
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 19.00